Gross and Net Realized Investment Gains (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment gains/losses [Line Items]
OTTI	$ (6,445)	$ (15,048)	$ (28,768)
Net gains on available-for-sale securities	79,251	108,336	243,097
Gross gains on exchanges		44,179	1,342
Gross losses on exchanges	(84)	(11)
OTTI		(91)	(18,262)
Net (losses) gains on held-to-maturity securities	(84)	44,077	(16,920)
Benefit (provision) for mortgage loans on real estate	5,000	18,500	(10,232)
Gains for mortgage loans on real estate		4,929
Investment in affiliates	(6,500)	11,810
Loss on real estate sales		(29)
Impairments on real estate			(4,538)
Net gains on sales of acquired loans	95	674	5,154
Other			11,140
Net realized investment gains	77,762	188,297	227,701
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	96,698	160,091	294,642
Gross losses on sales	(11,114)	(36,798)	(52,449)
OTTI	(6,445)	(14,957)	(10,506)
Net gains (losses) on available for sale securities	79,139	108,336	231,687
Equity securities
Investment gains/losses [Line Items]
Gross gains on sales	113		11,972
Gross losses on sales	(1)		(562)
Net gains (losses) on available for sale securities	$ 112		$ 11,410